Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 oz	Dec. 31, 2012 oz	Dec. 31, 2011
Zinc [Member] | 2013 Settlements [Member]
Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts [Line Items]
Pounds Under Contract	19,786,000	14,991,000
Average Price Per Pound (in Dollars)	$ 0.85	$ 0.95
Pounds Under Contract	15,046,000	35,935,000
Average Price Per Pound (in Dollars)	0.96	0.96	1.14
Zinc [Member] | 2014 Settlements [Member]
Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts [Line Items]
Pounds Under Contract	60,516,000	30,203,000
Average Price Per Pound (in Dollars)	0.99	0.98
Zinc [Member] | 2015 Settlements [Member]
Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts [Line Items]
Pounds Under Contract	26,896,000	3,307,000
Average Price Per Pound (in Dollars)	0.98	1.01
Lead [Member] | 2013 Settlements [Member]
Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts [Line Items]
Pounds Under Contract	9,314,000	6,945,000
Average Price Per Pound (in Dollars)	0.92	1.00
Pounds Under Contract	14,936,000	32,794,000
Average Price Per Pound (in Dollars)	1.05	1.11	1.17
Lead [Member] | 2014 Settlements [Member]
Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts [Line Items]
Pounds Under Contract	47,619,000	33,069,000
Average Price Per Pound (in Dollars)	1.05	1.03
Lead [Member] | 2015 Settlements [Member]
Note 11. Derivative Instruments (Details) - Summary Of Forward Sales Contracts [Line Items]
Pounds Under Contract	39,628,000	23,534,000
Average Price Per Pound (in Dollars)	$ 1.07	$ 1.06